Transfers of Financial Assets and Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Dec. 31, 2024
Assets Pledged and Received as Collateral [Abstract]
Information on the Asset Types and the Associated Transactions [text block table]	Information on asset types and associated transactions that did not qualify for derecognition in € m. Dec 31, 2024 Dec 31, 2023 Carrying amount of transferred assets Trading securities not derecognized due to the following transactions: Repurchase agreements 40,438 45,106 Securities lending agreements 8,313 10,155 Total return swaps 14,013 4,483 Other 2,523 5,060 Total trading securities 65,288 64,804 Other trading assets 51 138 Non-trading financial assets mandatory at fair value through profit or loss 107 203 Financial assets at fair value through other comprehensive income 5,134 7,080 Loans at amortized cost1 17 26 Others 4,335 8,674 Total 74,931 80,924 Carrying amount of associated liabilities 66,654 70,706 ¹ Other traded loans where the associated liability is recourse only to the transferred assets had carrying value and fair value of € 0 million and € 20 million as at December 31, 2024 and December 31, 2023 respectively. The associated liabilities had the same carrying value and fair value which resulted in a net position of € 0 million and € 0 million as at December 31, 2024 and December 31, 2023 respectively
Continuing Involvement Accounting [text block table]	Carrying value of assets transferred to the Group has continuing involvement in € m. Dec 31, 2024 Dec 31, 2023 Carrying amount of the original assets transferred Trading securities 1,073 1,043 Non-trading financial assets mandatory at fair value through profit or loss 0 317 Carrying amount of the assets continued to be recognized Trading securities 26 28 Non-trading financial assets mandatory at fair value through profit or loss 0 16 Carrying amount of associated liabilities 52 78
Transferred Assets with on-going Involvement - Table I [text block table]	The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full Dec 31,2024 Dec 31,2023 in € m. Carryingvalue Fair value MaximumExposureto Loss¹ Carryingvalue Fair value MaximumExposureto Loss¹ Loans at amortized cost Securitization notes 441 397 397 389 344 344 Other 0 0 0 0 0 0 Total loans at amortized cost 441 397 397 389 344 344 Financial assets held at fair value through profit or loss Securitization notes 0 0 0 23 23 23 Non-standard Interest Rate, cross-currency or inflation-linked swap 0 0 0 0 0 0 Total financial assets held at fair value through profit or loss 0 0 0 23 23 23 Financial assets at fair value through other comprehensive income: Securitization notes 669 560 560 706 592 592 Other 0 0 0 0 0 0 Total financial assets at fair value through other comprehensive income 669 560 560 706 592 592 Total financial assets representing on-going involvement 1,110 957 957 1,118 959 959 Financial liabilities held at fair value through profit or loss Non-standard Interest Rate, cross-currency or inflation-linked swap (0) (0) 0 0 0 0 Total financial liabilities representing on-going involvement (0) (0) 0 0 0 0 1 The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities
Transferred Assets with on-going Involvement - Table II [text block table]
The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full
	Dec 31,2024			Dec 31,2023
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	50	220	25	48	164	7
Non-standard Interest Rate, cross-currency or inflation-linked swap	(0)	(0)	0	0	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	50	220	25	48	164	7

Carrying Value of the Assets Pledged as Collateral [text block table]	Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities1 in € m. Dec 31, 2024 Dec 31, 2023 Financial assets at fair value through profit or loss 58,749 55,166 Financial assets at fair value through other comprehensive income 5,263 7,222 Loans 41,758 54,148 Other 4,462 9,610 Total 110,231 126,146 1 Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities
Total assets pledged to creditors [text block table]	Total assets pledged to creditors available for sale or repledge1 in € m. Dec 31, 2024 Dec 31, 2023 Financial assets at fair value through profit or loss 55,310 57,143 Financial assets at fair value through other comprehensive income 5,013 7,073 Loans 4,618 5,428 Other 2,904 7,815 Total 67,845 77,459 1 Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities
Collateral Received [text block table]	Fair Value of collateral received in € m. Dec 31, 2024 Dec 31, 2023 Securities and other financial assets accepted as collateral 479,022 379,573 Of which: Collateral sold or repledged 366,245 324,757